Income Taxes - Current and deferred components of income tax expense included in the consolidated statements of comprehensive income (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current and deferred components of income tax expense
Current income tax expense	¥ 13,712	$ 2,150	¥ 27,595	¥ 23,184
Deferred income tax benefit	(20,745)	(3,255)	2,253	(8,117)
Income tax expense	¥ (7,033)	$ (1,105)	¥ 29,848	¥ 15,067